Earnings per ordinary share	6 Months Ended
Jun. 30, 2020
Earnings per ordinary share [abstract]
Earnings per ordinary share
17 Earnings per ordinary share

Earnings per ordinary share
			Weighted average
			number of ordinary
			shares outstanding
	Amount		during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	1 January to 30 June		1 January to 30 June		1 January to 30 June
	2020	2019	2020	2019	2020	2019
Basic earnings	591	1,707	3,897.9	3,893.6	0.15	0.44
Basic earnings from continuing operations	591	1,707			0.15	0.44

Effect of dilutive instruments:
Stock option and share plans			0.5	0.6
			0.5	0.6

Diluted earnings	591	1,707	3,898.5	3,894.2	0.15	0.44
Diluted earnings from continuing operations	591	1,707			0.15	0.44